CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Total revenues	¥ 632,721	¥ 547,097	¥ 1,241,534	¥ 1,084,738
Expenses:
Interest expense	16,513	19,480	33,432	42,161
Costs of operating leases	79,824	74,218	159,578	145,810
Life insurance costs	94,452	87,380	174,215	173,025
Costs of goods and real estate sold	105,114	70,669	204,182	163,538
Services expense	117,734	104,519	223,630	202,118
Other (income) and expense	(14,069)	2,728	(10,558)	7,833
Selling, general and administrative expenses	123,799	110,252	245,884	218,619
Provision for credit losses	2,361	931	2,106	7,336
Write-downs of long-lived assets	1	326	88	583
Write-downs of securities	54	2,271	60	3,876
Total expenses	525,783	472,774	1,032,617	964,899
Operating Income	106,938	74,323	208,917	119,839
Equity in Net Income (Loss) of Affiliates	10,319	(10,141)	5,399	2,289
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	3,476	2,361	6,473	7,681
Bargain Purchase Gain			0	4,365
Income before Income Taxes	120,733	66,543	220,789	134,174
Provision for Income Taxes	38,614	21,506	68,070	38,682
Net Income	82,119	45,037	152,719	95,492
Net Income Attributable to the Noncontrolling Interests	653	1,243	6,037	1,673
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	(23)
Net Income Attributable to ORIX Corporation Shareholders	¥ 81,466	¥ 43,794	¥ 146,682	¥ 93,842
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 67.51	¥ 35.15	¥ 121.12	¥ 75.22
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 67.43	¥ 35.12	¥ 121.00	¥ 75.16
Finance Revenues
Revenues:
Total revenues	¥ 68,889	¥ 66,473	¥ 137,191	¥ 131,904
Gains On Investment Securities And Dividends
Revenues:
Total revenues	21,615	10,463	45,744	12,832
Operating Leases
Revenues:
Total revenues	114,467	103,015	227,933	197,961
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	124,699	117,628	232,797	233,751
Sales of Goods and Real Estate
Revenues:
Total revenues	111,551	84,288	230,655	192,653
Services Income
Revenues:
Total revenues	¥ 191,500	¥ 165,230	¥ 367,214	¥ 315,637